COMMITMENTS AND CONTINGENCIES Contingent liability on sale of products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in the liability for product warranties
Balance, beginning of year	$ 5,804	$ 6,743
Provisions	1,069	4,834
Expenditures	(2,363)	(5,773)
Balance, end of year	$ 4,510	$ 5,804